JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Judicial deposits transactions

	2015	2014
Civil	9,459,735	8,919,658
Tax	2,548,720	2,466,187
Labor	2,368,902	2,007,822

Total	14,377,357	13,393,667

Current	1,258,227	1,133,639
Non-current	13,119,130	12,260,028